                   HARTFORD LEADERS OUTLOOK (SERIES I AND IR)
                             SEPARATE ACCOUNT SEVEN
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-40410



   SUPPLEMENT DATED MAY 20, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 6, 2005

SUPPLEMENT DATED MAY 20, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2005, AIM V.I. Dent Demographic Trends Fund will change its name to AIM V.I. Demographic Trends Fund. All references in your prospectus to AIM V.I. Dent Demographic Trends Fund will be replaced with AIM V.I. Demographic Trends Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV - 5186